Operations and Reorganization (Details)	12 Months Ended
	Dec. 31, 2016	Jan. 14, 2016	Oct. 31, 2014
Dasheng Zhixing
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, VIEs	100.00%
Zhishi Training
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, VIEs	100.00%
Philippines Co I
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, VIEs	100.00%
COE HK Co I / China Online Education (HK) Limited
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries	100.00%
51Talk English International Limited
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries	100.00%
Philippines Co II
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries	99.99986%		99.99986%
Philippines Co III
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries	99.996%	99.996%
Dasheng Online / Beijing Dasheng Online Technology Co., Ltd.
Operations and Reorganization
Percentage of Direct or Indirect Economic Ownership, Subsidiaries	100.00%